Stock Incentive Plans - Schedule of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member]	4 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Restricted Stock Unit Activity [Line Items]
Number of units, Outstanding Beginning | shares
Weighted- Average Grant Date Fair Value per Unit, Outstanding Beginning | $ / shares
Number of units, RSUs granted | shares	405,580
Weighted- Average Grant Date Fair Value per Unit, RSUs granted | $ / shares	$ 3.08
Number of units, Vested | shares	(405,580)
Weighted- Average Grant Date Fair Value per Unit, Vested | $ / shares	$ 3.08
Number of units, Outstanding Ending | shares
Weighted- Average Grant Date Fair Value per Unit, Outstanding Ending | $ / shares